Derivative Instruments - Narrative (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Derivative assets by counterparty	$ 1,376,000,000	$ 2,185,000,000
Derivative assets, held collateral	1,576,000,000	2,124,000,000
Derivative liabilities by counterparty	0	13,000,000
Derivative liabilities, held collateral	0	26,000,000
Derivative disbursement obligation	200,000,000	0
Embedded derivatives
Derivative [Line Items]
Net fair value, derivative asset (liability)	(4,071,000,000)	(7,076,000,000)
Derivatives related to funds withheld under reinsurance treaties
Derivative [Line Items]
Net fair value, derivative asset (liability)	(83,000,000)	(840,000,000)
Funds withheld embedded derivative | Derivatives related to funds withheld under reinsurance treaties
Derivative [Line Items]
Net fair value, derivative asset (liability)	$ (120,000,000)	$ (827,000,000)